Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2005 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 06, 2017
Fidelity Advisor Freedom 2005 Fund - Class Z6
Bar Chart Table:
Annual Return 2018	(2.31%)
Annual Return 2019	12.81%
Annual Return 2020	9.58%
Annual Return 2021	3.87%
Annual Return 2022	(11.70%)
Annual Return 2023	8.42%